Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 23,666	$ 99,343
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation expense	27,149	28,366
Accounts receivable	(20,504)	16,969
Deferred tax assets	9,000	(16,000)
Accounts payable and accrued expenses	(14,453)	35,675
(Gain)/Loss on disposal of equipment	(15,545)
Net cash used by operating activities	9,313	164,353
Cash flows from investing activities:
Purchase of equipment	(119,116)
Proceeds from sale of equipment	60,000
Net cash provided by investing activities	(59,116)
Cash flows from financing activities:
Proceeds from issuance of common stock		6,520
Purchase of treasury stock, at cost	(3,500)
Shareholders' loans	8,000
Distributions to members		(142,400)
Loans payable	37,894	(25,407)
Net cash provided by financing activities	42,394	(161,287)
Net increase in cash	(7,409)	3,066
Cash at beginning of period	12,021	8,955
Cash at end of period	4,612	12,021
Cash paid during the period for:
Interest	10,586	17,555
Income taxes